UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Unusual Whales Subversive Democratic Trading ETF Tailored Shareholder Report

semi-annual shareholder report March 31, 2026 Unusual Whales Subversive Democratic Trading ETF Ticker: NANC (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.subversiveetfs.com/nanc. You can also request this information by contacting us at (877) 291-4040 or by writing the Fund at Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unusual Whales Subversive Democratic Trading ETF	$35	0.72%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$238,885
Number of Holdings	99
Total Advisory Fee Paid	$932,736
Portfolio Turnover Rate	5%

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 24.3%
Software & Tech Services 15.1%
Media 14.3%
Health Care 11.8%
Financial Services 6.1%
Retail & Wholesale - Discretionary 5.4%
Consumer Staple Products 4.9%
Retail & Wholesale - Staples 3.5%
Industrial Services 3.3%
Materials 2.6%
Industrial Products 2.4%
Consumer Discretionary Products 2.0%
Banking 1.2%
Consumer Discretionary Services 0.8%
Insurance 0.6%
Utilities 0.6%
Telecommunications 0.2%
Cash & Other 0.9%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	10.3
Alphabet, Inc. - Class C	6.1
Microsoft Corp.	6.0
Amazon.com, Inc.	4.9
Apple, Inc.	4.2
Applied Materials, Inc.	3.7
Netflix, Inc.	3.5
Philip Morris International, Inc.	3.2
American Express Co.	2.9
Artivion, Inc.	2.9

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/nanc.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Unusual Whales Subversive Republican Trading ETF Tailored Shareholder Report

semi-annual Shareholder Report March 31, 2026 Unusual Whales Subversive Republican Trading ETF Ticker: GOP (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.subversiveetfs.com/gop. You can also request this information by contacting us at (877) 291-4040 or by writing the Fund at Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unusual Whales Subversive Republican Trading ETF	$37	0.72%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of March 31, 2026)

Fund Size (Thousands)	$68,773
Number of Holdings	139
Total Advisory Fee Paid	$233,016
Portfolio Turnover Rate	2%

Sector Breakdown

(% of total net assets)

Tech Hardware & Semiconductors 15.8%
Industrial Services 10.2%
Industrial Products 9.3%
Oil & Gas 9.0%
Health Care 6.3%
Financial Services 5.8%
Software & Tech Services 5.6%
Banking 5.3%
Insurance 4.7%
Utilities 3.6%
Retail & Wholesale - Discretionary 3.2%
Materials 3.1%
Exchange Traded Funds 3.1%
Consumer Staple Products 3.0%
Telecommunications 2.9%
Media 1.9%
Consumer Discretionary Products 1.7%
Retail & Wholesale - Staples 1.7%
Real Estate 1.4%
Consumer Discretionary Services 0.8%
Cash & Other 1.6%

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Comfort Systems USA, Inc.	7.4
JPMorgan Chase & Co.	4.4
Intel Corp.	3.5
NVIDIA Corp.	3.1
iShares Bitcoin Trust ETF	3.1
United Therapeutics Corp.	2.7
Arista Networks, Inc.	2.6
AT&T, Inc.	2.6
Chevron Corp.	2.1
Allstate Corp.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.subversiveetfs.com/gop.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements (Unaudited)

March 31, 2026

Tidal Trust I

● Unusual Whales Subversive Democratic Trading ETF	| NANC	| Cboe BZX Exchange, Inc.
● Unusual Whales Subversive Republican Trading ETF	| GOP	| Cboe BZX Exchange, Inc.

Subversive ETFs

Unusual Whales Subversive Democratic Trading ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Banking - 1.2%
Bank of America Corp.	11,083	$540,296
Citigroup, Inc.	7,070	801,809
JPMorgan Chase & Co.	1,864	548,314
Wells Fargo & Co.	12,930	1,029,357
		2,919,776
Consumer Discretionary Products - 2.0%
D.R. Horton, Inc.	28,931	3,969,912
Ford Motor Co.	39,684	457,953
Mohawk Industries, Inc.(a)	3,513	345,890
		4,773,755
Consumer Discretionary Services - 0.8%
Domino’s Pizza, Inc.	964	345,874
Marriott International, Inc. - Class A	2,115	691,753
McDonald’s Corp.	1,008	313,276
Starbucks Corp.	6,849	613,602
		1,964,505
Consumer Staple Products - 4.9%
Altria Group, Inc.	7,749	511,356
Coca-Cola Co.	26,877	2,043,996
Colgate-Palmolive Co.	4,442	378,592
PepsiCo, Inc.	2,357	366,018
Philip Morris International, Inc.	46,459	7,681,531
Procter & Gamble Co.	4,068	587,582
		11,569,075
Financial Services - 6.1%
AllianceBernstein Holding LP	32,161	1,204,108
American Express Co.	23,120	6,993,338
Bank of New York Mellon Corp.	4,662	553,053
Blackrock, Inc.	479	460,659
Capital One Financial Corp.	4,005	730,632
Charles Schwab Corp.	5,428	510,123
KKR & Co., Inc.	10,220	945,350
Mastercard, Inc. - Class A	722	360,755
Morgan Stanley	9,085	1,495,119
Robinhood Markets, Inc. - Class A(a)	9,728	674,150
Visa, Inc. - Class A	1,881	568,513
		14,495,800
Health Care - 11.8%
Abbott Laboratories	21,647	2,222,498

The accompanying notes are an integral part of these financial statements.

AbbVie, Inc.	3,316	721,197
Amgen, Inc.	1,864	655,848
Artivion, Inc.(a)	188,732	6,911,366
Cigna Group	1,167	311,297
CVS Health Corp.	22,520	1,617,386
Elanco Animal Health, Inc.(a)	31,511	754,058
Eli Lilly & Co.	6,344	5,835,021
HCA Healthcare, Inc.	1,877	888,272
IDEXX Laboratories, Inc.(a)	1,104	620,327
Johnson & Johnson	15,827	3,868,752
Medtronic PLC	4,434	384,206
Merck & Co., Inc.	3,789	455,779
Tactile Systems Technology, Inc.(a)	61,202	1,599,208
Tempus AI, Inc. - Class A(a)	24,786	1,120,823
Vertex Pharmaceuticals, Inc.(a)	719	321,062
		28,287,100
Industrial Products - 2.4%
Caterpillar, Inc.	712	504,423
Northrop Grumman Corp.	2,279	1,554,825
Oshkosh Corp.	4,175	614,602
RTX Corp.	8,234	1,588,339
Sensata Technologies Holding PLC	15,506	546,121
Vertiv Holdings Co. - Class A	3,262	817,392
		5,625,702
Industrial Services - 3.3%
APi Group Corp. (a)(b)	77,627	3,145,446
Aramark	27,406	1,111,039
Quanta Services, Inc.	4,010	2,201,570
United Rentals, Inc.	1,881	1,370,422
		7,828,477
Insurance - 0.6%
Allstate Corp.	2,115	438,524
Marsh & McLennan Cos., Inc.	1,883	326,606
Progressive Corp.	3,867	766,594
		1,531,724
Materials - 2.6%
Amcor PLC	9,230	366,892
Ball Corp.	10,498	620,537
Vulcan Materials Co.	19,259	5,244,226
		6,231,655
Media - 14.3%
Alphabet, Inc. - Class C	50,673	14,536,057
Liberty Media Corp-Liberty Formula One - Class Series C(a)	5,431	461,744
Meta Platforms, Inc. - Class A	9,632	5,510,756
Netflix, Inc.(a)	87,180	8,382,357

The accompanying notes are an integral part of these financial statements.

Pinterest, Inc. - Class A(a)	37,142	681,184
Versant Media Group, Inc. - Class A	40,176	1,487,315
Walt Disney Co.	31,095	2,996,936
		34,056,349
Retail & Wholesale - Discretionary - 5.4%
Amazon.com, Inc. (a)	55,822	11,626,048
Home Depot, Inc.	2,193	721,256
TJX Cos., Inc.	3,277	523,337
		12,870,641
Retail & Wholesale - Staples - 3.5%
Costco Wholesale Corp.	6,933	6,908,249
Sysco Corp.	5,911	421,632
Walmart, Inc.	7,771	965,780
		8,295,661
Software & Tech Services - 15.1%
Accenture PLC - Class A	5,294	1,049,747
Commvault Systems, Inc.(a)	7,330	570,934
CrowdStrike Holdings, Inc. - Class A(a)	12,895	5,034,337
International Business Machines Corp.	8,660	2,099,098
Microsoft Corp.	38,481	14,244,512
Palantir Technologies, Inc. - Class A(a)	7,780	1,138,058
Palo Alto Networks, Inc.(a)	7,691	1,233,021
Salesforce, Inc.	32,003	5,974,000
ServiceNow, Inc.(a)	10,695	1,118,162
SS&C Technologies Holdings, Inc.	53,898	3,641,888
		36,103,757
Tech Hardware & Semiconductors - 24.3%
Advanced Micro Devices, Inc. (a)	8,355	1,699,658
Apple, Inc.	39,551	10,037,648
Applied Materials, Inc.	25,594	8,747,773
Arista Networks, Inc.(a)	14,221	1,746,055
Broadcom, Inc.	8,732	2,702,641
Cisco Systems, Inc.	10,668	827,730
Corning, Inc.	7,512	1,021,407
Dell Technologies, Inc. - Class C	4,209	690,823
Lam Research Corp.	7,406	1,582,366
Microchip Technology, Inc.	5,894	380,811
Micron Technology, Inc.	7,295	2,464,543
NVIDIA Corp.	141,526	24,682,135
Seagate Technology Holdings PLC	3,874	1,517,678
		58,101,268
Telecommunications - 0.2%
T-Mobile US, Inc.	2,571	539,987

The accompanying notes are an integral part of these financial statements.

Utilities - 0.6%
Vistra Corp.	9,978	1,499,993

TOTAL COMMON STOCKS (Cost $203,927,108)		236,695,225

SHORT-TERM INVESTMENTS - 0.9%	Shares	Value
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 3.59%(c)	2,228,537	2,228,537

TOTAL SHORT-TERM INVESTMENTS (Cost $2,228,537)		2,228,537

TOTAL INVESTMENTS - 100.0% (Cost $206,155,645)		$238,923,762
Liabilities in Excess of Other Assets - 0.0%(d)		(38,768)
TOTAL NET ASSETS - 100.0%		$238,884,994

Percentages are stated as a percent of net assets.

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,145,446 or 1.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

(d)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Unusual Whales Subversive Republican Trading ETF

Schedule of Investments

March 31, 2026 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Banking - 5.3%
Bank of America Corp.	2,223	$108,371
Citigroup, Inc.	2,223	252,110
Farmers & Merchants Bancorp, Inc.	3,805	97,674
JPMorgan Chase & Co.	10,253	3,016,023
United Bankshares, Inc.	3,514	145,550
		3,619,728
Consumer Discretionary Products - 1.7%
Fortune Brands Innovations, Inc.	2,368	92,281
LGI Homes, Inc.(a)	9,000	355,770
Tesla, Inc.(a)	1,866	693,685
		1,141,736
Consumer Discretionary Services - 0.8%
Las Vegas Sands Corp.	7,540	406,255
Starbucks Corp.	1,416	126,860
		533,115
Consumer Staple Products - 3.0%
Clorox Co.	1,555	161,145
Coca-Cola Co.	1,856	141,149
Philip Morris International, Inc.	3,458	571,746
Tyson Foods, Inc. - Class A	19,019	1,218,547
		2,092,587
Financial Services - 5.8%
AerCap Holdings NV	5,038	691,113
Blackrock, Inc.	381	366,411
Capital One Financial Corp.	1,072	195,565
Charles Schwab Corp.	2,068	194,351
Fidelity National Information Services, Inc.	16,167	758,394
Houlihan Lokey, Inc. - Class A	967	138,881
Mastercard, Inc. - Class A	681	340,268
PayPal Holdings, Inc.	12,837	580,617
Stifel Financial Corp.	4,716	348,570
Visa, Inc. - Class A	1,282	387,472
		4,001,642
Health Care - 6.3%
AbbVie, Inc.	593	128,972
Amgen, Inc.	298	104,851
Boston Scientific Corp.(a)	3,228	202,557
Elevance Health, Inc.	964	282,211
Henry Schein, Inc.(a)	2,656	195,747

The accompanying notes are an integral part of these financial statements.

Humana, Inc.	683	118,425
IQVIA Holdings, Inc.(a)	670	114,262
Johnson & Johnson	4,399	1,075,292
Novo Nordisk A/S - Class B, ADR	7,784	286,062
United Therapeutics Corp.(a)	3,141	1,862,550
		4,370,929
Industrial Products - 9.3%
Caterpillar, Inc.	750	531,345
Donaldson Co., Inc.	1,999	169,655
Dover Corp.	596	124,236
Emerson Electric Co.	3,367	441,144
Gates Industrial Corp. PLC(a)	4,470	101,067
Honeywell International, Inc.	1,460	330,004
L3Harris Technologies, Inc.	2,337	806,616
Lockheed Martin Corp.	736	444,831
nVent Electric PLC	6,403	757,347
Oshkosh Corp.	3,543	521,565
Rockwell Automation, Inc.	1,122	402,663
RTX Corp.	4,638	894,670
Sensata Technologies Holding PLC	3,367	118,586
Woodward, Inc.	2,080	744,474
		6,388,203
Industrial Services - 10.2%
Applied Industrial Technologies, Inc.	596	158,131
Aramark	7,340	297,563
Comfort Systems USA, Inc.	3,697	5,098,126
Core & Main, Inc. - Class A(a)	2,702	133,479
Delta Air Lines, Inc.	5,366	356,732
FedEx Corp.	1,777	632,932
Quanta Services, Inc.	302	165,804
Southwest Airlines Co.	4,919	184,807
		7,027,574
Insurance - 4.7%
Allstate Corp.	6,677	1,384,409
Chubb Ltd.	668	217,721
Equitable Holdings, Inc.	6,580	244,184
Markel Group, Inc.(a)	146	279,454
Marsh & McLennan Cos., Inc.	964	167,206
Primerica, Inc.	745	186,608
White Mountains Insurance Group Ltd.	173	380,074
Willis Towers Watson PLC	1,189	345,642
		3,205,298
Materials - 3.1%
Alcoa Corp.	2,936	194,745
Alliance Resource Partners LP	4,416	122,102
AptarGroup, Inc.	745	93,885
Barrick Mining Corp.	8,800	358,952

The accompanying notes are an integral part of these financial statements.

Freeport-McMoRan, Inc.	2,516	147,891
Linde PLC	969	480,391
Louisiana-Pacific Corp.	1,618	117,710
Nucor Corp.	1,560	263,796
Simpson Manufacturing Co., Inc.	965	165,613
TriMas Corp.	6,209	223,151
		2,168,236
Media - 1.9%
Charter Communications, Inc. - Class A (a)	621	134,062
Meta Platforms, Inc. - Class A	664	379,894
Uber Technologies, Inc.(a)	3,072	220,969
Walt Disney Co.	1,185	114,210
Warner Bros Discovery, Inc.(a)	15,843	435,049
		1,284,184
Oil & Gas - 9.0%
Chevron Corp.	6,999	1,448,093
ConocoPhillips	10,319	1,362,108
Devon Energy Corp.	4,601	231,523
Energy Transfer LP	16,445	317,389
NGL Energy Partners LP(a)	60,307	743,585
Occidental Petroleum Corp.	3,747	243,555
ONEOK, Inc.	1,857	167,854
Shell PLC, ADR	10,221	950,553
Williams Cos., Inc.	9,713	706,912
		6,171,572
Real Estate - 1.4%
Simon Property Group, Inc. - REIT	5,115	954,101

Retail & Wholesale - Discretionary - 3.2%
Amazon.com, Inc. (a)	2,086	434,451
ePlus, Inc.	1,259	94,740
FirstCash Holdings, Inc.	2,810	528,280
Home Depot, Inc.	1,262	415,059
O’Reilly Automotive, Inc.(a)	5,535	510,936
Penske Automotive Group, Inc.	597	89,263
Valvoline, Inc.(a)	4,553	153,345
		2,226,074
Retail & Wholesale - Staples - 1.7%
BJ’s Wholesale Club Holdings, Inc. (a)	3,364	331,085
Costco Wholesale Corp.	591	588,890
Dollar Tree, Inc.(a)	2,596	284,288
		1,204,263
Software & Tech Services - 5.6%
Accenture PLC - Class A	3,820	757,468
Adobe, Inc.(a)	239	58,096

The accompanying notes are an integral part of these financial statements.

Autodesk, Inc.(a)	818	195,829
Cadence Design Systems, Inc.(a)	964	267,867
CrowdStrike Holdings, Inc. - Class A(a)	296	115,561
EPAM Systems, Inc.(a)	1,418	191,997
Fortinet, Inc.(a)	1,847	150,937
Gen Digital, Inc.	7,908	148,908
Insight Enterprises, Inc.(a)	967	64,799
Intuit, Inc.	513	221,811
Microsoft Corp.	891	329,821
Oracle Corp.	521	76,644
Palo Alto Networks, Inc.(a)	1,590	254,909
PTC, Inc.(a)	592	84,354
SAP SE, ADR	1,320	225,997
ServiceNow, Inc.(a)	1,110	116,050
Snowflake, Inc. - Class A(a)	1,359	204,964
Strategy, Inc. - Class A(a)	2,097	261,706
Workday, Inc. - Class A(a)	1,131	146,940
		3,874,658
Tech Hardware & Semiconductors - 15.8%
Advanced Micro Devices, Inc. (a)	4,381	891,227
Apple, Inc.	1,427	362,158
Arista Networks, Inc.(a)	14,616	1,794,552
Arrow Electronics, Inc.(a)	963	138,104
ASML Holding NV - NYRS	882	1,164,972
Broadcom, Inc.	1,999	618,711
Cisco Systems, Inc.	2,153	167,051
Intel Corp.(a)	53,976	2,381,961
KLA Corp.	105	154,603
NVIDIA Corp.	12,351	2,154,014
Plexus Corp.(a)	964	195,249
QUALCOMM, Inc.	823	105,986
Texas Instruments, Inc.	3,886	754,428
		10,883,016
Telecommunications - 2.9%
AT&T, Inc.	60,517	1,754,388
T-Mobile US, Inc.	1,038	218,011
		1,972,399
Utilities - 3.6%
Dominion Energy, Inc.	6,092	376,608
National Fuel Gas Co.	14,420	1,354,903
NextEra Energy, Inc.	4,541	421,768
Suburban Propane Partners LP	15,257	300,410
		2,453,689

TOTAL COMMON STOCKS (Cost $53,525,189)		65,573,004

The accompanying notes are an integral part of these financial statements.

EXCHANGE TRADED FUNDS - 3.1%	Shares	Value
iShares Bitcoin Trust ETF(a)	55,355	$2,126,739

TOTAL EXCHANGE TRADED FUNDS (Cost $2,950,756)		2,126,739

SHORT-TERM INVESTMENTS - 2.1%	Shares	Value
Money Market Funds - 2.1%
First American Government Obligations Fund - Class X, 3.59%(b)	1,429,954	1,429,954

TOTAL SHORT-TERM INVESTMENTS (Cost $1,429,954)		1,429,954

TOTAL INVESTMENTS - 100.5% (Cost $57,905,899)		$69,129,697
Liabilities in Excess of Other Assets - (0.5)%		(356,277)
TOTAL NET ASSETS - 100.0%		$68,773,420

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

NYRS	New York Registered Shares

PLC	Public Limited Company

REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

March 31, 2026 (Unaudited)

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
ASSETS:
Investments, at value (cost $206,155,645 and
$57,905,899) (Note 2)	$238,923,762	$69,129,697
Dividends receivable	108,643	36,689
Interest receivable	3,902	3,363
Dividend tax reclaim receivable	787	1,787
Total assets	239,037,094	69,171,536

LIABILITIES:
Payable to adviser (Note 4)	152,074	42,256
Payable to custodian	26	—
Payable for investments purchased	—	355,860
Total liabilities	152,100	398,116
NET ASSETS	$238,884,994	$68,773,420

NET ASSETS CONSISTS OF:
Paid-in capital	$208,761,335	$58,317,726
Total distributable earnings/(accumulated losses)	30,123,659	10,455,694
Total Net Assets	$238,884,994	$68,773,420

Net assets	$238,884,994	$68,773,420
Shares issued and outstanding(a)	5,650,000	1,825,000
Net asset value per share	$42.28	$37.68

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended March 31, 2026

(Unaudited)

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
INVESTMENT INCOME:
Dividend income	$1,175,447	$443,935
Less: Dividend withholding taxes	—	(2,797)
Less: Issuance fees	—	(9)
Interest income	36,350	12,626
Total investment income	1,211,797	453,755

EXPENSES:
Investment advisory fee (Note 4)	932,736	233,016
Total expenses	932,736	233,016
NET INVESTMENT INCOME (LOSS)	279,061	220,739

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(8,327,629)	297,797
In-kind redemptions	8,152,989	—
Net realized gain (loss)	(174,640)	297,797
Net change in unrealized appreciation (depreciation) on:
Investments	(13,800,181)	2,125,177
Net change in unrealized appreciation (depreciation)	(13,800,181)	2,125,177
Net realized and unrealized gain (loss)	(13,974,821)	2,422,974
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(13,695,760)	$2,643,713

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Unusual Whales Subversive Democratic Trading ETF		Unusual Whales Subversive Republican Trading ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$279,061	$474,732	$220,739	$442,814
Net realized gain (loss)	(174,640	4,307,038	297,797	658,582
Net change in unrealized appreciation (depreciation)	(13,800,181)	31,904,694	2,125,177	6,369,788
Net increase (decrease) in net assets resulting from operations	(13,695,760)	36,686,464	2,643,713	7,471,184

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(551,744)	(411,931)	(431,647)	(252,256)
Total distributions to shareholders	(551,744)	(411,931)	(431,647)	(252,256)

CAPITAL TRANSACTIONS:
Subscriptions	4,499,035	67,133,802	7,446,706	24,567,539
Redemptions	(6,594,730)	(23,850,908)	—	(6,387,785)
Net increase (decrease) in net assets from capital transactions	(2,095,695)	43,282,894	7,446,706	18,179,754

NET INCREASE (DECREASE) IN NET ASSETS	(16,343,199)	79,557,427	9,658,772	25,398,682

NET ASSETS:
Beginning of the period	255,228,193	175,670,766	59,114,648	33,715,966
End of the period	$238,884,994	$255,228,193	$68,773,420	$59,114,648

SHARES TRANSACTIONS
Subscriptions	100,000	1,650,000	200,000	750,000
Redemptions	(150,000)	(650,000)	—	(200,000)
Total increase (decrease) in shares outstanding	(50,000)	1,000,000	200,000	550,000

(a)	Each Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganizations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Unusual Whales Subversive Democratic Trading ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)		Year Ended September 30, 2024	Period Ended September 30, 2023(b)
PER SHARE DATA:

Net asset value, beginning of period	$44.78	$37.38		$26.93	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(c)	0.05	0.09		0.17	0.10
Net realized and unrealized gain (loss)(d)	(2.45)	7.39		10.57	1.83
Total from investment operations	(2.40)	7.48		10.74	1.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.08)		(0.12)	—
Net realized gains	—	—		(0.17)	—
Total distributions	(0.10)	(0.08)		(0.29)	—

Net asset value, end of period	$42.28	$44.78		$37.38	$26.93
TOTAL RETURN(e)	(5.38)%	20.04%		40.10%	7.72%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$238,885	$255,228		$175,671	$9,426
Ratio of expenses to average net assets(f)	0.72%	0.73	%(g)	0.75%	0.75%
Ratio of net investment income to average net assets(f)	0.22%	0.22%		0.47%	0.57%
Portfolio turnover rate(e)(h)	5%	10%		62%	44%

(a)	The Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(b)	Inception date of the Fund was February 6, 2023.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Unusual Whales Subversive Republican Trading ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025(a)		Year Ended September 30, 2024	Period Ended September 30, 2023(b)
PER SHARE DATA:

Net asset value, beginning of period	$36.38	$31.36		$24.68	$25.00

INVESTMENT OPERATIONS:
Net investment income (loss)(c)(d)	0.13	0.29		0.32	0.21
Net realized and unrealized gain (loss)(e)	1.42	4.91		6.64	(0.53)
Total from investment operations	1.55	5.20		6.96	(0.32)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.18)		(0.28)	—
Total distributions	(0.25)	(0.18)		(0.28)	—

Net asset value, end of period	$37.68	$36.38		$31.36	$24.68
TOTAL RETURN(f)	4.29%	16.65%		28.39%	(1.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$68,773	$59,115		$33,716	$4,935
Ratio of expenses to average net assets(g)(h)	0.72%	0.73	%(i)	0.75%	0.75%
Ratio of net investment income to average net assets(g)(h)	0.68%	0.89%		1.07%	1.32%
Portfolio turnover rate(f)(j)	2%	16%		54%	46%

(a)	The Fund reorganized into Tidal Trust I on December 30, 2024. See Note 1 in the Notes to Financial Statements for additional information about the reorganization.

(b)	Inception date of the Fund was February 6, 2023.

(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(d)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Effective December 30, 2024, the Fund’s management fee was reduced from 0.75% to 0.72%.

(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each, a “Fund”, and collectively, the “Funds”) are non-diversified series of shares of beneficial interest of Tidal Trust I (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.”

Pursuant to two tax-free reorganizations that took place prior to the open of business on December 30, 2024 (each such transaction, a “Reorganization,” and collectively, the “Reorganizations”), the Democratic Trading ETF and the Republican Trading ETF are the successors to the Unusual Whales Subversive Democratic Trading ETF (the “Predecessor Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (the “Predecessor Republican Trading ETF” and, together with the Predecessor Democratic Trading ETF, the “Predecessor Funds”), respectively, each a series of Series Portfolios Trust. Each Predecessor Fund was deemed to be the accounting survivor of its Reorganization for financial reporting purposes and, as a result, the financial statements of each Fund reflect the operations of the corresponding Predecessor Fund for the period prior to December 30, 2024. Each Fund had no performance history prior to the Reorganizations.

Each Predecessor Fund commenced operations on February 6, 2023.

The investment objective of each Fund is to seek to achieve long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements

March 31, 2026 (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026:

Unusual Whales Subversive Democratic Trading ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$236,695,225	$—	$—	$236,695,225
Money Market Funds	2,228,537	—	—	2,228,537
Total Investments	$238,923,762	$—	$—	$238,923,762

Unusual Whales Subversive Republican Trading ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$65,573,004	$—	$—	$65,573,004
Exchange Traded Funds	2,126,739	—	—	2,126,739
Money Market Funds	1,429,954	—	—	1,429,954
Total Investments	$69,129,697	$—	$—	$69,129,697

Refer to the Schedules of Investments for further disaggregation of investment categories.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of March 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Democratic Party Investing Risk (Democratic Trading ETF Only). The pattern of investing by members of the Democratic Party and their family members is often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Democratic Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Equity Market Risk. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange Traded Fund Risks. The Funds are ETFs, and, as a result of an ETF’s structure, are exposed to the following risks:

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Funds’ NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Ethics in Government Act Risk. In implementing the Funds’ principal investment strategies, the Adviser obtains and uses information derived by the third-party data provider from Periodic Transaction Reports (“PTRs”) to manage the composition and weighting of securities in each Fund’s portfolio. PTRs are made available online by the Ethics in Government Act of 1978 (the “EIGA”), which makes it unlawful for “any person to obtain or use a PTR for any commercial purpose, other than by news and communications media for dissemination to the general public. The EIGA authorizes the U.S. Attorney General to bring a civil action against any person who obtains or uses a PTR for a prohibited commercial purpose, and provides that the court in which such action is brought may assess penalties. Absent a definitive determination as to whether the Adviser’s review and analysis of data for purposes of implementing the Funds’ investment strategies constitutes “obtaining or using” a PTR for a prohibited “commercial purpose,” as those terms are used in the EIGA, each Fund is subject to the risk that the Adviser and/or the Funds may face legal consequences if the Adviser’s implementation of the Funds’ investment strategies is prohibited by the EIGA, which could potentially include monetary penalties and other liabilities or injunctions or similar orders, any or all of which could adversely impact the Funds and their shareholders or limit the ability of the Adviser to implement the Funds’ investment strategies. In addition, the Adviser and/or the Funds may face the threat (or perceived threat) of legal proceedings or other actions that could result in legal consequences. Such a threat (or perceived threat) could lead the Funds to fundamentally change their investment strategies or liquidate. The timing of any such liquidation may not be favorable and could have negative tax consequences for shareholders.

Notes to Financial Statements

March 31, 2026 (Unaudited)

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolios may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Regulation Risk. It is possible that legislation or regulation could be enacted that limits, restricts or prevents U.S. Congresspeople and/or their family members from personal securities trading or impacts the manner in which personal securities transactions are reported to the public. Legal, tax and regulatory changes could occur that may adversely affect the Funds and their ability to pursue their investment strategies and/or increase the costs of implementing such strategies. Government regulation may change the manner in which the Funds are able to implement their principal investment strategies. Government regulation may change frequently and may have significant adverse consequences for the Funds or their investments. It is not possible to predict fully the effects of current or future regulation.

High Portfolio Turnover Risk. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses and affect the Funds’ performance. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk. These risks apply to the extent the Funds hold securities of large-, mid- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Non-Diversification Risk. Because the Funds are “non-diversified,” they may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were diversified funds. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Funds’ overall value to decline to a greater degree than if the Funds held more diversified portfolios.

Notes to Financial Statements

March 31, 2026 (Unaudited)

Other Investment Companies Risk. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. By investing in another investment company, the Funds become shareholders of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds will incur higher and duplicative expenses when they invest in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Reporting Delay Risk. Members of Congress are required to report certain securities transactions (purchases, sales or exchanges of assets covered by the STOCK Act (as defined in the Funds’ Prospectus) totaling over $1,000 within 30 days of purchasing those securities or becoming aware of such a transaction, but have up to 45 days to submit such reports. Accordingly, the Funds will not purchase or sell securities at the same time as members of Congress. As a result, the Funds may purchase a security at a higher price or sell a security at a lower price than they would have if purchased or sold at the same time as the member of Congress. The Funds would also hold a security for a period of time even though the Congressperson no longer holds the security, which may negatively affect the Funds’ performance.

Republican Party Investing Risk (Republican Trading ETF Only). The pattern of investing by members of the Republican Party and their family members is often a reflection of committees on which a Congressperson sits and the types of companies or trade associations lobbying members of those Congresspeople. Accordingly, the Fund’s investments may emphasize the sectors that are representative of the committees on which Congresspersons who are members of the Republican Party may sit. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) of 0.72% based on the average daily net assets of the applicable Fund. Prior to each reorganization, each Predecessor Fund paid the Adviser a unitary management fee based on the average daily net assets of the applicable Predecessor Fund at an annualized rate of 0.75%. Out of the Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended March 31, 2026 are disclosed in the Statement of Operations.

Notes to Financial Statements

March 31, 2026 (Unaudited)

The Adviser has entered into a fund sponsorship agreement with Subversive Capital Advisor LLC (the “Sponsor”) pursuant to which the Sponsor has agreed to provide financial support to the Funds. Every month, the Investment Advisory Fee for each Fund is calculated and paid to the Adviser, and the Adviser retains a portion of the Investment Advisory Fee from each Fund. In return for its financial support for the Funds, the Adviser has agreed to pay the Sponsor a portion of any remaining profits generated by Investment Advisory Fee for each Fund. If the amount of the Investment Advisory Fee exceeds the Fund’s operating expenses and the Adviser-retained amount, that excess amount is considered “remaining profit.” In that case, the Adviser will pay a portion of the remaining profits to the Sponsor.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07"), each Fund has evaluated its business activities and determined that each operates as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker (“CODM”). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
Democratic Trading ETF	$13,121,435	$15,024,866
Republican Trading ETF	995,130	1,215,472

For the period ended March 31, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended March 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
Democratic Trading ETF	$4,436,986	$6,518,058
Republican Trading ETF	7,310,049	—

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods was as follows:

Distributions paid from:	March 31, 2026	September 30, 2025
Unusual Whales Subversive
Democratic Trading ETF
Ordinary Income	$551,744	$411,931
Unusual Whales Subversive
Republican Trading ETF
Ordinary Income	$431,647	$252,256

As of the most recent fiscal year ended September 30, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
Cost of investments(a)	$209,789,484	$50,183,012
Gross tax unrealized appreciation	52,372,591	11,172,410
Gross tax unrealized depreciation	(6,857,376)	(2,228,589)
Net tax unrealized appreciation (depreciation)	45,515,215	8,943,821
Undistributed ordinary income (loss)	384,405	325,857

Notes to Financial Statements

March 31, 2026 (Unaudited)

	Unusual Whales Subversive Democratic Trading ETF	Unusual Whales Subversive Republican Trading ETF
Undistributed long-term capital gain (loss)	–	–
Total distributable earnings	384,405	325,857
Other accumulated gain (loss)	(1,528,457)	(1,026,050)
Total distributable earnings/(accumulated losses)	$44,371,163	$8,243,628

(a) The difference between book and tax-basis unrealized appreciation is primarily due to wash sale adjustments and partnerships.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of the Funds’ next taxable year. As of the fiscal year ended September 30, 2025, the Funds have not elected to defer any post-October or late-year losses.

As of the fiscal year ended September 30, 2025, the Democratic Trading ETF and the Republican Trading ETF had short-term and long- term capital loss carryovers of $1,528,457 and $359,062, and $0 and $666,988, respectively, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Cboe BZX Exchange Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to Financial Statements

March 31, 2026 (Unaudited)

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 10 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	June 3, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	June 3, 2026

* Print the name and title of each signing officer under his or her signature.